Schedule of Investments (unaudited)
May 31, 2026
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 Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 95.9%
Alabama — 3.3%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.250%	7/1/47	$10,000,000	$10,476,086
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	3,470,000	3,479,485 (a)(b)
Series D, Refunding	5.000%	8/1/35	6,500,000	6,927,423 (a)(b)
Series D, Refunding	5.000%	8/1/35	1,880,000	1,999,477
Series D-1, Refunding	5.500%	2/1/29	3,500,000	3,672,914 (a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	3,300,000	3,385,550 (c)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/44	3,000,000	3,225,523
Warrants, Series 2024, Refunding	5.250%	10/1/45	2,500,000	2,668,906
Warrants, Series 2024, Refunding	5.250%	10/1/49	6,000,000	6,234,327
Warrants, Series 2024, Refunding	5.500%	10/1/53	9,500,000	9,929,854
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	5,720,000	5,587,263 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	4,250,000	4,007,118 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue:
Project No 1, Series A, Refunding	5.000%	4/1/31	2,100,000	2,214,984
Project No 1, Series A, Refunding	5.000%	4/1/32	4,495,000	4,767,528
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	9,925,000	10,304,438 (a)(b)
Total Alabama				78,880,876
Alaska — 0.7%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B, Refunding	5.000%	12/1/37	1,505,000	1,581,264
State Capital Project II, Series B, Refunding	5.000%	12/1/38	1,150,000	1,205,829
State Capital Project II, Series B, Refunding	5.000%	12/1/39	760,000	795,105
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	4,325,000	4,368,123 (c)
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/34	760,000	781,025
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/35	1,900,000	1,943,311
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/37	2,165,000	2,191,621
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/40	1,025,000	1,023,930
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	2,250,000	1,915,157
Total Alaska				15,805,365
Arizona — 2.3%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Series A, Refunding, SD Credit Program	5.000%	7/1/48	1,365,000	1,338,238
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	985,000	973,563
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/47	1,140,000	1,142,569
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	760,000	757,341
Basis School Project, Series D, Refunding	5.000%	7/1/37	455,000	456,258 (d)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Basis School Project, Series D, Refunding	5.000%	7/1/47	$655,000	$623,245 (d)
Basis School Project, Series D, Refunding	5.000%	7/1/51	1,960,000	1,816,603 (d)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A	4.000%	2/1/50	3,035,000	2,665,303
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	7,600,000	7,680,567 (a)(b)
Intel Corp. Project	4.100%	6/15/28	4,350,000	4,402,990 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	11,600,000	11,784,170 (a)(b)(c)
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A, Refunding, SD Credit Program	5.000%	7/1/52	760,000	750,809
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/37	230,000	232,385
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/48	455,000	455,364
Legacy Traditional School Project, Series A, Refunding, SD Credit Program	5.000%	7/1/39	530,000	543,756
Legacy Traditional School Project, Series A, Refunding, SD Credit Program	5.000%	7/1/49	985,000	984,856
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	3,975,000	3,979,492 (d)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	985,000	984,943
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A	5.000%	8/1/42	1,245,000	1,285,481
Series A	5.000%	8/1/47	1,520,000	1,550,729
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.250%	12/1/28	9,110,000	9,496,643
Total Arizona				53,905,305
Arkansas — 0.8%
Arkansas State Development Finance Authority, Environmental Improvement Revenue:
United States Steel Corp. Project, Green Bonds	5.700%	5/1/53	3,500,000	3,592,269 (c)
United States Steel Corp. Project, Series A	4.000%	3/1/33	16,000,000	16,046,879 (a)(b)(c)(d)
Total Arkansas				19,639,148
California — 10.4%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	5,125,000	5,153,598
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	1,710,000	1,718,074
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	3,450,000	3,491,798 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	29,000,000	29,858,345 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	10,000,000	10,450,832 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	4,500,000	4,568,302 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	5,400,000	5,631,569 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	25,000,000	26,579,980 (a)(b)
Clean Energy Project, Green Bonds, Series G	5.000%	12/1/35	4,300,000	4,718,503
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	10,900,000	11,816,729 (a)(b)
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	5,695,000	5,705,405
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	1,140,000	1,146,568
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	15,020,000	15,230,298 (c)
SFMTA Potrero Yard Modernization Project, Series A	5.250%	9/1/51	2,500,000	2,660,597
SFMTA Potrero Yard Modernization Project, Series A	5.500%	9/1/56	3,800,000	4,104,867
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2026 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State MFA Special Facility Revenue, United Airlines Inc., Los Angeles International Airport Project	4.000%	7/15/29	$910,000	$917,896 (c)
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/29	1,280,000	1,315,165 (d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	5,540,000	5,682,027 (d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	11/21/45	6,070,000	6,181,930 (d)
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	1,900,000	2,009,001
Natural Gas Purchase, Series A	5.500%	11/15/37	2,830,000	3,234,796
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/37	2,430,000	2,562,692 (c)
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	4,350,000	4,389,054 (c)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	2,275,000	2,346,839 (c)
Los Angeles International Airport, Subordinated, Series F, Refunding	5.000%	5/15/34	1,215,000	1,274,420 (c)
Los Angeles International Airport, Subordinated, Series F, Refunding	4.000%	5/15/49	2,675,000	2,437,977 (c)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/42	5,695,000	5,734,286
Series C	5.000%	7/1/38	760,000	772,136
Series C	5.000%	7/1/42	4,865,000	4,926,881
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	5,315,000	6,403,864
Series A	6.500%	11/1/39	5,515,000	6,800,951
Series B	7.000%	11/1/34	17,615,000	21,223,718
Series B	6.500%	11/1/39	5,820,000	7,177,069
Series C	6.125%	11/1/29	2,910,000	3,063,702
Series C	6.500%	11/1/39	980,000	1,208,510
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2020-1, Series 2023, AG	4.500%	9/1/53	2,300,000	2,315,824
Community Facilities District No 2023-1	5.625%	9/1/53	1,570,000	1,606,206
Roseville, CA, Natural Gas Financing Authority Revenue, Series 2007	5.000%	2/15/27	3,035,000	3,073,757
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AG	5.000%	10/1/38	1,330,000	1,385,173
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Unrefunded	5.000%	5/1/47	3,000,000	3,006,259 (c)
Series A, Refunding	5.000%	5/1/35	7,590,000	8,122,464 (c)
Series D, Refunding	5.000%	5/1/48	5,000	5,137 (c)(e)
Series D, Unrefunded	5.000%	5/1/48	3,410,000	3,425,967 (c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/37	875,000	924,355 (c)(e)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,140,000	1,204,302 (c)(e)
Sanger, CA, USD Revenue, COP, Capital Projects, Unrefunded, AG	5.000%	6/1/52	190,000	190,026
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corp., Class 1, Series A	5.000%	6/1/48	2,130,000	2,147,160
Total California				249,905,009
Colorado — 2.8%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	774,000	774,633
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Broadway Station Metropolitan District No 3, CO, GO:
Series A	5.000%	12/1/39	$750,000	$617,273
Series A	5.000%	12/1/49	1,000,000	671,865
Colorado Springs, CO, Utilities System Revenue, Series B	4.000%	11/15/46	7,300,000	7,187,498
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project, Series A	5.000%	3/1/43	2,810,000	2,832,659
University of Denver Project, Series A	5.000%	3/1/47	3,720,000	3,737,108
Colorado State Health Facilities Authority Revenue:
Adventhealth Obligated Group, Series A, Refunding	4.000%	11/15/38	8,035,000	8,076,461
Commonspirit Health Project, Series A	5.500%	11/1/47	3,500,000	3,702,330
Commonspirit Health Project, Series A	5.250%	11/1/52	3,500,000	3,611,397
Commonspirit Health Project, Series A-2, Refunding	4.000%	8/1/49	3,415,000	3,006,447
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	3,755,000	3,704,244
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,140,000	1,139,948
C-470 Express Lanes	5.000%	12/31/51	1,215,000	1,209,894
Denver, CO, Airport System Revenue:
Subordinated, Series B, Refunding	5.000%	11/15/30	3,000,000	3,235,124 (c)
Subordinated, Series B, Refunding	5.000%	11/15/31	4,250,000	4,636,006 (c)
Subordinated, Series B, Refunding	5.000%	11/15/33	3,500,000	3,873,175 (c)
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AG	5.000%	12/1/50	1,139,000	1,150,229
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	6,375,000	7,662,128
Regional Transportation District, CO, Denver Transit Partners Eagle P3 Project, Series A, Refunding	3.000%	7/15/37	760,000	683,894
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	5,600,000	6,061,427 (d)
Total Colorado				67,573,740
Connecticut — 0.2%
Connecticut Airport Authority, Customer Facility Charge Revenue, Ground Transportation, Center Project, Series A	5.000%	7/1/49	1,520,000	1,525,498 (c)
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	2,920,000	2,943,904 (d)
Total Connecticut				4,469,402
Delaware — 0.3%
Delaware State EDA Revenue:
Acts Retirement Communities, Series 2018	5.000%	11/15/48	2,275,000	2,277,100
Acts Retirement Communities, Series 2023	5.250%	11/15/53	1,500,000	1,515,256
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	2,275,000	2,239,415
Delaware State Transportation Authority Revenue, US 301 Project	5.000%	6/1/45	2,330,000	2,330,652
Total Delaware				8,362,423
District of Columbia — 1.2%
District of Columbia Revenue:
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	7,020,000	7,049,639
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	5,465,000	5,407,613
Metropolitan Washington, DC, Airports Authority Aviation Revenue:
Series A, Refunding	5.000%	10/1/29	6,600,000	7,024,679 (c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2026 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — continued
Series A, Refunding	5.000%	10/1/30	$8,180,000	$8,828,218 (c)
Total District of Columbia				28,310,149
Florida — 4.5%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	2,655,000	2,683,230 (c)
Series 2017	5.000%	10/1/47	2,545,000	2,549,048 (c)
Series A	5.000%	10/1/28	1,140,000	1,191,786 (c)
Series A	5.000%	10/1/45	15,000,000	15,014,939 (c)
Broward County, FL, Port Facilities Revenue:
Series 2022	4.500%	9/1/47	1,725,000	1,670,317 (c)
Series 2022	5.500%	9/1/52	3,000,000	3,109,584 (c)
Series B	5.000%	9/1/33	6,535,000	6,792,769 (c)
Cape Coral, FL, Water & Sewer Revenue:
Refunding	5.000%	10/1/39	3,795,000	3,862,138
Refunding, BAM	5.250%	10/1/53	2,500,000	2,642,944
FAU Finance Corporation Florida Capital Improvement Revenue:
Student Housing Project, Refunding, Series A	5.000%	7/1/36	3,035,000	3,172,095
Student Housing Project, Refunding, Series A	5.000%	7/1/38	3,035,000	3,157,650
Student Housing Project, Refunding, Series A	5.000%	7/1/39	1,900,000	1,972,745
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AG	4.000%	10/1/52	3,035,000	2,705,114
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	3,605,000	3,648,004 (c)
Priority Subordinated, Series A	5.000%	10/1/47	2,825,000	2,833,833 (c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	4,025,000	4,107,519 (c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/39	1,270,000	1,271,869
Series A, Refunding	5.000%	10/1/41	5,505,000	5,529,495
Series B, Refunding	5.000%	10/1/40	2,275,000	2,306,636 (c)
Miami-Dade County, FL, EFA Revenue:
University of Miami, Series 2026	5.000%	4/1/37	1,300,000	1,477,436
University of Miami, Series 2026	5.000%	4/1/47	1,800,000	1,898,232
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/47	4,935,000	4,950,995
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.000%	10/1/47	8,765,000	8,910,049 (c)
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.750%	5/15/55	550,000	559,613 (d)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	4,700,000	4,778,381
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	3,775,000	3,656,572
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	1,330,000	1,339,263
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	760,000	695,552
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	$970,000	$909,385
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding	4.000%	6/1/36	1,520,000	1,465,866
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	645,000	6 *(f)(g)(h)
Sarasota County, FL, Public Hospital Board Revenue, Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	1,975,000	2,035,158
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,140,000	1,060,701
Tampa, FL, Sports Authority Revenue, Tampa Bay Arena Project, NATL	6.100%	10/1/26	75,000	75,778
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue:
Series 2023	5.250%	5/1/54	1,500,000	1,509,824 (d)
Series 2024	4.800%	5/1/55	1,435,000	1,368,275 (d)
Total Florida				106,912,801
Georgia — 1.5%
Atlanta, GA, Water & Wastewater Revenue, Series A, NATL	5.500%	11/1/27	330,000	338,829
Brookhaven, GA, Development Authority Revenue:
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	1,140,000	1,110,784
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/49	5,315,000	4,912,137
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System Inc. Project, Series A, Refunding	5.000%	4/1/50	3,640,000	3,687,057
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	115,000	115,871
Fulton County, GA, Development Authority Revenue, Wellstar Health System, Inc. Project, Series A	4.000%	4/1/50	2,465,000	2,223,045
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/34	835,000	877,755
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/35	760,000	797,128
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4 Project, Series A	5.000%	1/1/49	1,520,000	1,524,381
Plant Vogtle Units 3&4, Project J, Series A, Refunding	4.000%	1/1/51	760,000	675,887
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	4,000,000	4,099,354
Plant Vogtle Units 3&4, Project M, Series A, Refunding	4.000%	1/1/51	760,000	678,925
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	2,350,000	2,413,174
Project One, Series A, Refunding	5.000%	1/1/50	1,710,000	1,736,281
Project One, Subordinated, Series A, Refunding	5.000%	1/1/45	1,480,000	1,527,035
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/34	1,520,000	1,567,911
Series A	5.000%	5/15/43	1,480,000	1,502,378
Series C	5.000%	9/1/30	4,850,000	5,156,211 (a)(b)
Total Georgia				34,944,143
Guam — 0.1%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	5.000%	1/1/29	760,000	792,013
Series F, Refunding	4.000%	1/1/36	2,655,000	2,641,850
Total Guam				3,433,863
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2026 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Hawaii — 0.4%
Honolulu, HI, City & County Wastewater System Revenue:
First Senior Bond Resolution, Series A	3.000%	7/1/41	$6,790,000	$6,154,235
First Senior Bond Resolution, Series A, Refunding	5.000%	7/1/37	2,500,000	2,848,232
Total Hawaii				9,002,467
Illinois — 9.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/46	1,235,000	1,214,946
Series 2018	5.000%	4/1/38	910,000	917,507
Series 2018	5.000%	4/1/42	3,340,000	3,345,661
Series 2023	5.750%	4/1/48	1,500,000	1,569,870
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/36	605,000	611,700
Dedicated, Series A	5.000%	12/1/38	2,825,000	2,839,974
Dedicated, Series A	5.000%	12/1/43	3,500,000	3,402,510
Dedicated, Series A	5.875%	12/1/47	2,500,000	2,546,206
Dedicated, Series G, Refunding	5.000%	12/1/34	605,000	606,387
Dedicated, Series G, Refunding	5.000%	12/1/44	1,330,000	1,275,336
Dedicated, Series H	5.000%	12/1/36	1,140,000	1,144,670
Dedicated, Series H	5.000%	12/1/46	1,260,000	1,192,616
Series A	5.000%	12/1/35	7,870,000	7,979,396
Series A	5.000%	12/1/39	4,700,000	4,711,576
Series A	5.000%	12/1/40	2,125,000	2,122,002
Series A	5.000%	12/1/41	16,040,000	15,939,493
Series B, Refunding	5.000%	12/1/36	1,935,000	1,956,430
Series C, Refunding, AG	5.000%	12/1/32	3,075,000	3,184,320
Series D	5.000%	12/1/46	3,225,000	3,052,529
Chicago, IL, GO, Series A	5.500%	1/1/49	3,955,000	3,965,753
Chicago, IL, O’Hare International Airport Revenue, TrIPS Obligated Group	5.000%	7/1/48	2,920,000	2,919,914 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	3,340,000	3,345,193
Second Lien, Series A, Refunding	5.000%	12/1/45	1,430,000	1,466,858
Second Lien, Series A, Refunding	4.000%	12/1/49	3,260,000	2,883,507
Second Lien, Series A, Refunding	4.000%	12/1/55	2,125,000	1,785,337
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A	5.000%	1/1/47	1,215,000	1,218,794
Second Lien, Series A, AG	5.250%	1/1/53	4,250,000	4,412,177
Second Lien, Series A, AG	5.250%	1/1/58	6,365,000	6,567,920
Second Lien, Series B, Refunding	5.000%	1/1/36	3,055,000	3,085,589
Second Lien, Series B, Refunding	5.000%	1/1/38	760,000	766,812
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	4.000%	11/15/40	2,085,000	2,056,878
Series A, Refunding	4.000%	11/15/41	2,845,000	2,787,324
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	5.000%	10/1/31	760,000	741,844
Benedictine University, Refunding	4.000%	10/1/33	545,000	489,618
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/39	$2,920,000	$2,847,511
Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/40	1,270,000	1,228,812
OSF Healthcare System, Series A, Refunding	4.000%	5/15/50	4,180,000	3,562,664
Surface Freight Transfer Facilities, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	6,700,000	6,931,278 (a)(b)(c)(d)
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/44	760,000	783,127
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	910,000	921,867
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/51	760,000	767,744
University of Illinois, Health Services Facilities Lease Revenue Bonds	4.000%	10/1/50	1,710,000	1,463,625
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	1,520,000	1,439,185
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	380,000	352,924
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	1,520,000	1,564,066
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/29	1,520,000	1,583,801
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	950,000	984,223
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	1,860,000	1,956,866
Illinois State Toll Highway Authority Revenue:
Series A	5.000%	1/1/40	4,555,000	4,761,752
Series A	5.000%	1/1/42	17,075,000	17,425,248
Illinois State University Revenue:
Auxiliary Facilities System, Refunding, AG	5.000%	4/1/31	570,000	589,256
Auxiliary Facilities System, Refunding, AG	5.000%	4/1/33	380,000	391,864
Auxiliary Facilities System, Refunding, AG	5.000%	4/1/36	570,000	584,844
Illinois State, GO:
Series 2016	5.000%	1/1/33	1,900,000	1,902,356
Series 2016	5.000%	11/1/33	1,405,000	1,414,053
Series 2016, Refunding	5.000%	2/1/29	985,000	999,364
Series A	5.000%	3/1/34	2,000,000	2,145,728
Series A	4.000%	3/1/39	3,975,000	3,901,637
Series A	5.000%	5/1/39	2,275,000	2,322,353
Series A	5.000%	3/1/46	7,855,000	8,006,978
Series A, Refunding	5.000%	10/1/30	3,680,000	3,845,162
Series B	4.000%	12/1/37	3,500,000	3,488,427
Series B	4.250%	5/1/46	5,400,000	5,076,226
Series C	5.000%	12/1/41	4,500,000	4,766,510
Series D	5.000%	11/1/28	5,700,000	5,874,502
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	760,000	761,380
McCormick Place Expansion Project, Series A, BAM-TCRS	0.000%	12/15/56	7,500,000	1,707,706
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	5,730,000	5,527,161
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	14,600,000	12,784,145
McCormick Place Expansion Project, Series B-1, Refunding, AG	0.000%	6/15/47	1,000,000	381,739
Regional Transportation Authority, IL, GO, Series A	4.000%	6/1/46	6,890,000	6,352,422
Total Illinois				219,505,153
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2026 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Indiana — 0.7%
Ball State University, IN, Board of Student Fee Bonds, Series S, Refunding	4.000%	7/1/36	$1,365,000	$1,379,845
Indiana State Finance Authority Revenue:
CWA Authority Project, Series A, Refunding	5.000%	10/1/41	1,155,000	1,274,945
CWA Authority Project, Series A, Refunding	5.000%	10/1/42	1,350,000	1,480,132
CWA Authority Project, Series A, Refunding	5.000%	10/1/43	1,550,000	1,692,409
CWA Authority Project, Series A, Refunding	5.000%	10/1/44	1,400,000	1,517,387
Indiana University Health, Series A	4.000%	12/1/49	3,000,000	2,718,219
Marion General Hospital, Series A	4.000%	7/1/45	3,795,000	3,423,060
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,680,000	3,799,212
Total Indiana				17,285,209
Iowa — 0.1%

Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	2,290,000	2,001,798
Kansas — 0.4%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	3,305,000	3,309,491
Series 3	5.000%	2/1/44	2,275,000	2,277,947
Wyandotte County/Kansas City, KS, Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	1,520,000	1,520,971
Improvement, Series A	5.000%	9/1/45	2,275,000	2,275,773
Total Kansas				9,384,182
Kentucky — 1.1%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AG	5.000%	12/1/45	2,960,000	2,988,915
Kentucky State PEA, Gas Supply Revenue:
Series A, Refunding	5.250%	12/1/29	3,750,000	3,963,508 (a)(b)
Series C, Refunding	5.000%	5/1/36	14,000,000	14,888,895
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Norton Healthcare Inc., Series A	5.000%	10/1/37	1,595,000	1,654,453
Norton Healthcare Inc., Series A	5.000%	10/1/38	1,140,000	1,179,851
Norton Healthcare Inc., Series A	4.000%	10/1/39	760,000	742,425
Total Kentucky				25,418,047
Louisiana — 0.8%
Lafayette Parish, LA, School Board Sales Tax Revenue:
Series 2023	4.000%	4/1/48	2,400,000	2,229,598
Series 2023	4.000%	4/1/53	2,850,000	2,572,939
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	3,605,000	3,605,451
Shreveport, LA, Water & Sewer Revenue, Series A, AG	5.000%	12/1/41	1,775,000	1,808,013
St. John the Baptist Parish, LA, State Revenue, Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	8,750,000	8,780,965 (a)(b)
Total Louisiana				18,996,966
Maryland — 0.5%
Baltimore, MD, Water Project Revenue, Series A	4.000%	7/1/49	4,365,000	4,005,995
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Maryland — continued
Maryland State EDC, EDR:
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	$760,000	$786,904
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	1,520,000	1,561,510
Maryland State EDC, Student Housing Revenue, University of Maryland, College Park Project, Refunding, AG	5.000%	6/1/43	760,000	760,511
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	5,235,000	5,045,883
Total Maryland				12,160,803
Massachusetts — 2.1%
Massachusetts State DFA Revenue:
Foxborough Regional Charter, Refunding	5.000%	7/1/42	1,820,000	1,820,350
Harvard University Issue, Series A, Refunding	4.000%	2/15/36	2,650,000	2,867,366
Seven Hills Foundation, Refunding	4.000%	9/1/48	1,045,000	924,861
UMass Boston Student Housing Project	5.000%	10/1/48	3,075,000	2,949,395
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	1,465,000	1,464,923
WGBH Educational Foundation, Refunding	5.000%	1/1/40	1,670,000	1,672,535
Massachusetts State Municipal Wholesale Electric Co. Revenue, Series A	4.000%	7/1/46	1,520,000	1,460,930
Massachusetts State Port Authority Revenue:
Series A, Refunding	5.000%	7/1/34	3,165,000	3,316,630 (c)
Series A, Refunding	5.000%	7/1/35	3,155,000	3,298,606 (c)
Series A, Refunding	5.000%	7/1/36	530,000	552,521 (c)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/40	8,540,000	8,557,327
The Commonwealth of Massachusetts State, GO, Consolidated Loan, Series C	5.000%	2/1/51	19,850,000	20,843,679
Total Massachusetts				49,729,123
Michigan — 0.8%
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series B	5.000%	7/1/43	1,300,000	1,410,103
Senior Lien, Series B	5.250%	7/1/53	3,000,000	3,151,346
Michigan State Finance Authority Revenue:
Henry Ford Health System, Refunding	5.000%	11/15/41	1,635,000	1,642,874
Henry Ford Health System, Series A	4.000%	11/15/50	2,465,000	2,114,581
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	5.500%	2/28/49	2,000,000	2,095,981
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	2,000,000	1,848,675
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	290,000	290,000
Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/41	1,700,000	1,767,752
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	5,845,000	5,897,154 (c)
Total Michigan				20,218,466
Missouri — 0.3%
Cape Girardeau County, MO, IDA, Health Facilities Revenue, Series 2021	4.000%	3/1/46	760,000	721,735
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	3,415,000	3,524,385 (c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2026 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Missouri — continued
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Series A	5.000%	2/1/42	$2,125,000	$2,157,495
Total Missouri				6,403,615
Nebraska — 0.3%
Douglas County, NE, Hospital Authority No 2, Revenue Bonds:
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/37	795,000	796,239
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/39	910,000	913,464
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/50	760,000	676,995
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	5,890,000	5,696,911
Total Nebraska				8,083,609
New Hampshire — 1.6%
National Finance Authority, NH, Revenue:
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	15,200,000	16,787,886
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	6/1/55	14,750,000	14,760,237
National Finance Authority, NH, Lease Revenue, PPDC Lockhart Housing Project, Series A-1	5.250%	12/1/50	7,250,000	7,260,461
Total New Hampshire				38,808,584
New Jersey — 4.1%
New Brunswick, NJ, Parking Authority Revenue, Series 2017, AG, Municipal Government GTD	5.000%	9/1/42	1,710,000	1,736,439
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,900,000	1,902,122 (c)
Private Activity-The Goethals Bridge Replacement Project, AG	5.125%	1/1/39	1,140,000	1,156,553 (c)
Private Activity-The Goethals Bridge Replacement Project, AG	5.125%	7/1/42	760,000	765,165 (c)
School Facilities Construction, Series QQQ	4.000%	6/15/46	1,900,000	1,784,870
School Facilities Construction, Series QQQ	4.000%	6/15/50	1,520,000	1,399,986
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/36	1,000,000	1,141,343
Special Facility Revenue, Continental Airlines Inc. Project	5.625%	11/15/30	5,695,000	5,703,536 (c)
Special Facility Revenue, United Airlines Project	5.500%	6/1/33	3,795,000	3,802,232 (c)
Special Facility, Continental Airlines Inc. Project	5.625%	11/15/30	1,405,000	1,407,106 (c)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	760,000	770,021 (c)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	1,520,000	1,522,285 (c)
New Jersey State EDA, Lease Revenue, State House Project, Series B	5.000%	6/15/43	2,555,000	2,642,418
New Jersey State EFA Revenue, Stevens Institute of Technology, Green Bonds, Series A	5.000%	7/1/45	2,655,000	2,719,922
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,330,000	1,354,974
University Hospital, Series A, Refunding, AG	5.000%	7/1/46	3,795,000	3,800,642
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	4.000%	6/15/37	2,730,000	2,751,889
Transportation Program, Series AA	4.000%	6/15/50	7,400,000	6,797,426
Transportation Program, Series AA, Refunding	5.000%	6/15/39	4,000,000	4,363,271
Transportation Program, Series AA, Refunding	5.000%	6/15/42	11,900,000	12,944,870
Transportation Program, Series BB	4.000%	6/15/36	5,880,000	5,925,351
Transportation Program, Series BB	4.000%	6/15/38	645,000	646,082
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New Jersey — continued
Transportation Program, Series CC	4.125%	6/15/50	$9,000,000	$8,467,966
Transportation Program, Series CC	5.250%	6/15/50	11,000,000	11,586,447
Transportation System, CAB, Series C, NATL	0.000%	12/15/31	2,420,000	2,026,555
Transportation System, Series A, Refunding	4.000%	6/15/38	3,035,000	3,059,388
Transportation System, Series A, Refunding	4.250%	6/15/40	4,400,000	4,444,898
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	1,715,000	1,717,253
Total New Jersey				98,341,010
New Mexico — 0.3%

New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	6,900,000	7,366,057 (a)(b)
New York — 15.5%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	1,450,000	1,397,883 (d)
MTA, NY, Dedicated Tax Fund Revenue:
Green Bonds, Series A	5.000%	11/15/47	5,695,000	5,731,275
Green Bonds, Subseries B-1, Refunding	4.000%	11/15/54	15,860,000	14,325,696
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	2,465,000	2,469,722
Green Bonds, Series C-1, Refunding	5.250%	11/15/55	1,900,000	1,933,145
Green Bonds, Series C-2A, Refunding	4.000%	11/15/38	1,140,000	1,125,733
Green Bonds, Series E, Refunding	5.000%	11/15/33	1,710,000	1,858,276
Green Bonds, Series E, Refunding	4.000%	11/15/45	6,450,000	6,013,022
Series A-2	5.000%	5/15/30	6,905,000	7,400,922 (a)(b)
New York City, NY, GO:
Subseries A-1	5.000%	8/1/39	3,555,000	3,705,564
Subseries A-1	4.000%	8/1/40	4,555,000	4,539,323
Subseries A-1	5.000%	8/1/47	6,415,000	6,587,758
Subseries B-1	5.000%	10/1/42	2,180,000	2,259,173
New York City, NY, HDC, Impact Revenue, Sustainable Development Bonds, Series A, HUD Section 8	4.800%	2/1/53	4,000,000	4,011,948
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	1,935,000	1,804,683
Yankee Stadium Project, Refunding, AG	4.000%	3/1/45	3,985,000	3,828,253
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	17,460,000	15,930,387
Second General Resolution Fiscal 2026, Series BB	5.000%	6/15/49	3,000,000	3,142,080
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Series B, Subseries B-1	4.000%	11/1/41	3,500,000	3,457,729
Subordinated, Subseries A-1	4.000%	5/1/45	2,000,000	1,927,773
Subordinated, Subseries B-1	4.000%	8/1/45	5,935,000	5,712,680
Subordinated, Subseries C-1	4.000%	5/1/45	2,655,000	2,555,522
Subordinated, Subseries C-1	5.000%	2/1/47	23,000,000	23,741,325
Subordinated, Subseries F-1	4.000%	2/1/51	12,000,000	11,009,386
New York State Dormitory Authority Revenue:
Bidding Group 4, Series E, Refunding	5.000%	3/15/44	1,555,000	1,597,745
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2026 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
Non-State Supported Debt SD Program, Series A, Refunding, AG	5.000%	10/1/30	$10,000	$10,538 (e)
Non-State Supported Debt SD Program, Series A, Refunding, AG	5.000%	10/1/32	5,000	5,269 (e)
Non-State Supported Debt SD Program, Series A, Refunding, AG	5.000%	10/1/34	5,000	5,269 (e)
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	6,750,000	6,130,800
Non-State Supported Debt, SD, Series A, Refunding, AG	5.000%	10/1/29	5,000	5,269 (e)
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 3, Series B, Refunding	5.000%	2/15/41	10,000	10,286 (e)
Bidding Group 3, Series B, Refunding	5.000%	2/15/43	10,000	10,286 (e)
Bidding Group 3, Series B, Unrefunded	5.000%	2/15/41	7,040,000	7,151,812
Bidding Group 4, Series D, Refunding	4.000%	2/15/40	12,815,000	12,826,562
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B, Refunding	4.000%	1/1/45	4,615,000	4,476,553
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,365,000	1,402,505 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	11,055,000	11,320,559 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	815,000	832,897 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	8,250,000	9,105,205 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	6,650,000	7,065,833 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	4,365,000	4,180,511 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	7,350,000	7,663,294 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	17,500,000	17,584,292 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.125%	6/30/60	17,750,000	17,851,945 (c)
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/37	2,230,000	2,357,732
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	4.000%	12/1/40	1,520,000	1,482,597
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	2,800,000	2,865,693 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	6,400,000	6,160,664 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	2,800,000	1,857,467 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,640,000	1,641,146 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	16,120,000	16,125,520 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	22,380,000	22,379,881 (c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
New York State Urban Development Corp. Revenue:
Personal Income Tax, Series C, Refunding	4.000%	3/15/45	$5,560,000	$5,289,145
Personal Income Tax, Series C, Refunding	3.000%	3/15/48	4,680,000	3,534,751
Port Authority of New York & New Jersey Revenue:
Consolidated Series 218	4.000%	11/1/47	8,630,000	7,916,615 (c)
Consolidated Series 221	4.000%	7/15/55	4,495,000	3,976,657 (c)
Consolidated Series 226, Refunding	5.000%	10/15/40	2,275,000	2,389,251 (c)
Consolidated Series 226, Refunding	5.000%	10/15/41	1,330,000	1,393,006 (c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	18,325,000	18,760,803
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/56	3,275,000	2,917,997
General-MTA Bridges & Tunnels, Series C-2, Refunding	5.000%	11/15/42	7,810,000	7,990,862
MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	4,870,000	4,979,635
MTA Bridges & Tunnels, Senior Lien, Series C, Refunding	5.000%	5/15/47	7,350,000	7,678,150
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	760,000	798,805
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/39	1,950,000	2,032,499
Total New York				370,235,564
North Carolina — 0.5%
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport, Refunding	4.000%	7/1/44	1,250,000	1,245,948
Charlotte Douglas International Airport, Refunding	4.000%	7/1/44	1,740,000	1,661,051 (c)
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/42	945,000	945,121
Series A, Refunding	5.000%	7/1/47	2,085,000	2,085,084
Series A, Refunding	5.000%	7/1/51	6,410,000	6,374,269
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/32	835,000	843,972
Total North Carolina				13,155,445
North Dakota — 0.4%

Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AG	3.000%	12/1/46	11,710,000	8,902,495
Ohio — 1.8%
Allen County, OH, Hospital Facilities Authority Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/40	1,920,000	1,876,850
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/38	1,900,000	1,920,045
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/38	2,280,000	2,290,904
Senior Bonds, Series A-2, Refunding	4.000%	6/1/39	760,000	749,830
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	7,960,000	6,364,805
Franklin County, OH, Revenue, Trinity Health Group, Series 2017	5.000%	12/1/46	3,000,000	3,021,487
Indian Creek, OH, Local SD, GO, Series A, SD Credit Program	5.000%	11/1/45	1,000,000	1,023,704
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	1,140,000	1,102,395 (a)(b)(c)
American Electric Co. Project, Series D, Refunding	3.700%	10/1/28	2,810,000	2,831,447 (c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2026 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ohio — continued
American Electric Power Co. Project, Series A, Refunding	3.750%	1/1/29	$1,285,000	$1,297,122 (c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	8,960,000	8,230,353 (c)(d)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,985,000	4,015,241 (a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	415,000	427,948
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/36	760,000	781,037
Ohio State Hospital Revenue, University Hospitals Health Systems Inc., Series E, Refunding	4.000%	1/15/41	1,005,000	987,889
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	1,785,000	1,784,374 (c)
Portsmouth Bypass Project	5.000%	6/30/53	1,250,000	1,242,966 (c)
Port of Greater Cincinnati Development Authority Revenue, OH:
Tax-Exempt Parking Revenue, 3CDC Obligated Group Parking Facilities, Series A, Refunding, AG	5.000%	12/1/55	2,000,000	2,033,245
Tax-Exempt Parking Revenue, 3CDC Obligated Group Parking Facilities, Series A, Refunding, AG	5.000%	12/1/60	1,250,000	1,268,451
Total Ohio				43,250,093
Oklahoma — 0.2%
Tulsa, OK, Municipal Airport Trust Revenue:
American Airlines Inc. Project, Refunding	6.250%	12/1/35	4,750,000	5,358,420 (c)
American Airlines Inc. Project, Refunding	6.250%	12/1/40	565,000	624,192 (c)
Total Oklahoma				5,982,612
Oregon — 0.6%
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,275,000	2,331,580
Oregon State Business Development Commission Revenue, Recovery Zone Facility Bonds, Intel Corp. Project, Series 232	3.800%	6/15/28	9,150,000	9,255,919 (a)(b)
Oregon State University General Revenue, Series A	4.250%	4/1/52	1,250,000	1,198,814
Portland, OR, International Airport Revenue, Series C, Refunding	5.000%	7/1/28	835,000	871,352 (c)
Total Oregon				13,657,665
Pennsylvania — 4.1%
Allegheny County, PA, HDA Revenue:
University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	3,415,000	3,370,760
University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	4,175,000	4,088,915
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/31	1,520,000	1,574,941
Series 2018	5.000%	6/1/32	1,330,000	1,377,043
Series 2018	5.000%	6/1/34	760,000	785,344
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/38	2,555,000	2,556,463
Penn State Health	4.000%	11/1/35	760,000	760,845
Penn State Health	4.000%	11/1/37	1,520,000	1,498,355
General Authority of Southcentral Pennsylvania Revenue, Refunding	4.000%	6/1/49	3,585,000	3,220,094
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	11,385,000	11,562,647
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — continued
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement-Life Communities, Series C	5.000%	11/15/45	$1,140,000	$1,155,619
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series C, Refunding	5.250%	6/1/27	1,500,000	1,501,581 (a)(b)
Presbyterian Senior Living Project, Series B, Refunding	5.250%	7/1/46	1,000,000	1,025,036
Presbyterian Senior Living Project, Series B-1	5.250%	7/1/49	2,050,000	2,076,021
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	8,600,000	9,036,507 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	22,300,000	22,562,152 (c)
Pennsylvania State Turnpike Commission Revenue:
Series A-2	5.000%	12/1/48	8,160,000	8,324,998
Series B	5.000%	12/1/45	4,000,000	4,171,541
Series B, Refunding	5.250%	12/1/44	1,150,000	1,243,678
Series C, Refunding	4.000%	12/1/51	2,275,000	2,059,720
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	1,520,000	1,523,903 (c)
Philadelphia, PA, GO:
School District, Series A, State Aid Withholding	5.000%	9/1/35	910,000	910,167
Series B	5.000%	2/1/37	1,820,000	1,913,335
Series B	5.000%	2/1/38	1,710,000	1,795,507
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	3,795,000	3,915,794
Series A	5.000%	11/1/45	2,950,000	3,073,767
Total Pennsylvania				97,084,733
Puerto Rico — 5.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A	5.000%	7/1/33	600,000	629,831 (d)
Senior Lien, Series A	5.000%	7/1/37	410,000	426,959 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/33	10,625,000	11,211,181 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/37	10,895,000	11,441,942 (d)
Senior Lien, Series A, Refunding	4.000%	7/1/42	12,145,000	11,663,933 (d)
Senior Lien, Series A, Refunding	4.000%	7/1/47	2,450,000	2,241,349 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/47	36,355,000	36,477,011 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	256,303	187,058
Restructured, Series A-1	5.625%	7/1/27	219,802	223,303
Restructured, Series A-1	5.625%	7/1/29	216,236	227,322
Restructured, Series A-1	5.750%	7/1/31	210,028	227,486
Restructured, Series A-1	4.000%	7/1/33	199,162	199,629
Restructured, Series A-1	4.000%	7/1/35	4,779,020	4,767,505
Restructured, Series A-1	4.000%	7/1/37	12,810,518	12,663,551
Restructured, Series A-1	4.000%	7/1/41	1,508,900	1,438,119
Restructured, Series A-1	4.000%	7/1/46	217,253	192,686
Subseries CW	0.000%	11/1/43	765,160	528,917 (b)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2026 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Puerto Rico — continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	$3,308,000	$3,198,104
CAB, Restructured, Series A-1	0.000%	7/1/46	16,775,000	6,123,147
Restructured, Series A-1	4.550%	7/1/40	918,000	920,032
Restructured, Series A-1	4.750%	7/1/53	17,117,000	16,489,977
Restructured, Series A-1	5.000%	7/1/58	7,008,000	6,925,264
Restructured, Series A-2	4.329%	7/1/40	5,658,000	5,641,955
Restructured, Series A-2	4.329%	7/1/40	759,000	757,640
Total Puerto Rico				134,803,901
Rhode Island — 0.2%
Rhode Island State Health & Educational Building Corp. Revenue, Public School Program, Series F, State Aid Withholding	4.125%	5/15/54	2,885,000	2,697,507
Rhode Island State Health & Educational Building Corp., Student Housing Revenue:
RI Properties LLC, Senior Series A, AG	5.000%	7/1/50	1,250,000	1,258,743
RI Properties LLC, Senior Series A, AG	5.000%	7/1/55	1,300,000	1,304,630
Total Rhode Island				5,260,880
South Carolina — 0.7%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.332%	3/1/31	3,750,000	3,888,593 (a)(b)
South Carolina State Jobs, EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,820,000	5,529,121
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/37	570,000	583,112 (c)
Series 2018	5.000%	7/1/38	1,215,000	1,241,152 (c)
Series 2018	5.000%	7/1/43	3,035,000	3,075,733 (c)
Series 2018	5.000%	7/1/48	2,085,000	2,091,068 (c)
Total South Carolina				16,408,779
South Dakota — 0.1%

South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,105,000	2,127,316
Tennessee — 2.1%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	10,000,000	9,232,321
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	4,745,000	4,800,146
Metropolitan Government of Nashville & Davidson County, TN, GO, Series C, Refunding	4.000%	1/1/43	18,205,000	18,325,914
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue:
Series A, AG	5.250%	7/1/48	6,000,000	6,373,555
Series A, AG	5.250%	7/1/53	1,900,000	1,995,967
Vanderbilt University Medical Center, Series B, Refunding	5.000%	7/1/34	2,250,000	2,515,897
Vanderbilt University Medical Center, Series B, Refunding	5.000%	7/1/37	4,000,000	4,481,109
Metropolitan Nashville, TN, Airport Authority Revenue, Subordinated, Series B	5.000%	7/1/27	1,365,000	1,394,165 (c)
Total Tennessee				49,119,074
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — 8.8%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Basis Texas Charter Schools Inc., Refunding	5.875%	6/15/65	$3,500,000	$3,544,175 (d)
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	1,785,000	1,795,364
Austin, TX, Airport System Revenue:
Series 2019	5.000%	11/15/36	3,615,000	3,776,187 (c)
Series 2022	5.000%	11/15/39	2,390,000	2,549,913 (c)
Series 2022	5.250%	11/15/47	3,035,000	3,150,884 (c)
Series B	5.000%	11/15/33	2,000,000	2,106,105 (c)
Series B	5.000%	11/15/44	2,655,000	2,717,014 (c)
Series B, Refunding	5.000%	11/15/38	4,000,000	4,401,798 (c)
Series B, Refunding	5.000%	11/15/39	3,000,000	3,283,585 (c)
Series B, Refunding	5.000%	11/15/40	2,250,000	2,446,834 (c)
Bexar County, TX, Hospital District, GO, Certificates of Obligation	5.000%	2/15/40	2,350,000	2,512,254
Castleberry, TX, ISD, GO, Series B, PSF - GTD	4.000%	2/15/49	3,090,000	2,854,156
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	3,795,000	3,395,234
Central Texas Turnpike System Revenue:
Second Tier, Series C, Refunding	5.000%	8/15/40	1,100,000	1,195,738
Series C, Refunding	5.000%	8/15/41	4,250,000	4,608,439
Dallas, TX, Hotel Occupancy Tax Revenue:
Series 2021, Refunding	4.000%	8/15/36	1,975,000	1,975,311
Series 2021, Refunding	4.000%	8/15/38	1,500,000	1,500,146
Denton, TX, GO, Certificates of Obligation	4.000%	2/15/47	5,710,000	5,337,651
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	10,600,000	9,775,262
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Series B	5.450%	10/1/34	3,795,000	4,007,178
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series 2021, Refunding	4.000%	10/1/42	7,590,000	7,392,943
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	4,875,000	4,616,692
Houston, TX, GO, Series A	4.125%	3/1/51	4,000,000	3,678,552
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Terminal E Project, Series A	4.000%	7/1/41	3,795,000	3,557,030 (c)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	5,615,000	5,765,420 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/38	1,350,000	1,442,818 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/39	2,450,000	2,606,781 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	3,795,000	3,556,564 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/37	1,330,000	1,317,179 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/39	1,500,000	1,481,272 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	1,520,000	1,471,559 (c)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	2,275,000	2,276,468
Joshua, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/15/49	4,600,000	4,216,195
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	7,500,000	7,048,593
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	540,000	543,547 (c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2026 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Series 2017	5.000%	11/1/36	$540,000	$542,977 (c)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/28	1,625,000	1,627,774 (c)
Matagorda County, TX, Navigation District No 1, PCR, Central Power and Light Company Project, Series A, Refunding	2.600%	11/1/29	3,795,000	3,719,936
Melissa, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/1/54	4,565,000	4,128,603
Metropolitan Transit Advanced Transportation District, TX, Sales Tax Revenue, Bexar County	4.000%	8/1/54	5,000,000	4,516,457
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	2,550,000	2,631,539 (a)(b)(c)
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project, Refunding	5.000%	4/1/46	4,175,000	4,175,188
Newark, TX, Higher Education Finance Corp., Education Revenue:
TLC Academy, Series A	4.000%	8/15/31	690,000	674,727
TLC Academy, Series A	4.000%	8/15/41	1,280,000	1,114,474
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue:
Methodist Hospitals of Dallas	4.000%	10/1/41	1,520,000	1,519,541
Methodist Hospitals of Dallas	4.000%	10/1/47	3,150,000	2,862,674
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/39	1,850,000	1,948,509 (c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.500%	6/30/43	2,200,000	2,305,187 (c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	2,765,000	2,771,051
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	6/30/37	760,000	754,681
Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/40	1,300,000	1,370,530 (c)
Texas State Transportation Commission Revenue, Highway Improvement, GO:
Series 2026, Refunding	5.000%	4/1/39	8,000,000	9,055,440
Series 2026, Refunding	5.000%	4/1/40	11,000,000	12,381,882
Series 2026, Refunding	5.000%	4/1/41	11,750,000	13,188,644
Series 2026, Refunding	5.000%	4/1/42	4,350,000	4,861,489
Van Alstyne, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/54	9,250,000	8,365,671
West Harris County, TX, Regional Water Authority Revenue, Series 2019, Refunding	4.000%	12/15/49	2,845,000	2,547,514
Whitesboro, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/54	5,000,000	4,521,984
Total Texas				209,491,313
Utah — 1.2%
Salt Lake City, UT, Airport Revenue:
Salt Lake City International Airport, Series A	5.250%	7/1/48	7,500,000	7,773,523 (c)
Series A	5.000%	7/1/36	3,645,000	3,702,430 (c)
Series A	5.000%	7/1/37	2,655,000	2,694,381 (c)
Series A	5.250%	7/1/42	2,500,000	2,699,430 (c)
Series B	5.000%	7/1/47	1,195,000	1,204,851
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Utah — continued
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	$1,330,000	$1,330,287
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	2,845,000	2,845,159
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	875,000	880,047
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	910,000	911,149
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/30	1,535,000	1,544,195
Series 2019	4.000%	10/15/34	760,000	754,774
Series 2019	4.000%	10/15/39	1,330,000	1,276,831
Series 2021	3.000%	10/15/45	760,000	583,437
Total Utah				28,200,494
Vermont — 0.1%

Vermont State Educational & Health Buildings Financing Agency Revenue, Middlebury College Project	5.000%	11/1/45	2,000,000	2,117,939
Virginia — 0.9%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	1,250,000	1,267,813
Virginia Hospital Center, Refunding	5.000%	7/1/27	760,000	777,138
Virginia Hospital Center, Refunding	5.000%	7/1/36	1,470,000	1,553,571
Virginia Hospital Center, Refunding	4.000%	7/1/38	645,000	650,957
Isle of Wight County, VA, EDA Revenue:
Riverside Health System, Series 2023, AG	4.750%	7/1/53	4,000,000	4,017,038
Riverside Health System, Series 2023, AG	5.250%	7/1/53	1,750,000	1,820,388
Virginia State Small Business Financing Authority Revenue:
Senior Lien, 95 Express Lanes LLC Project, Refunding	4.000%	1/1/48	3,795,000	3,399,336 (c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	5,465,000	5,531,951 (c)
Series A, Refunding	5.000%	1/1/33	1,265,000	1,325,223
Series A, Refunding	5.000%	1/1/35	2,070,000	2,164,975
Total Virginia				22,508,390
Washington — 1.3%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	4.000%	4/1/44	1,900,000	1,806,809 (c)
Series 2019	5.000%	4/1/44	3,035,000	3,095,291 (c)
Series B, Refunding	5.000%	8/1/39	2,500,000	2,662,007 (c)
Series B, Refunding	5.000%	8/1/40	5,500,000	5,831,053 (c)
Series C	5.000%	5/1/42	6,450,000	6,503,709 (c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	3,500,000	3,571,969
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	570,000	529,520
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,700,000	1,727,022
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	3,915,000	3,950,276
Washington State HFC Revenue, Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/51	2,465,000	2,295,350 (d)
Total Washington				31,973,006
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2026 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

West Virginia — 0.2%
West Virginia State EDA Revenue:
Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	$2,150,000	$2,205,831 (a)(b)(c)
Solid Waste Disposal Facility, Core Natural Resources Inc. Project, Refunding	5.450%	3/27/35	1,950,000	2,118,668 (a)(b)(c)(d)
Total West Virginia				4,324,499
Wisconsin — 0.8%
Public Finance Authority, WI, Hospital Revenue Bonds:
Renown Regional Medical Center Project, Series A, Refunding	5.000%	6/1/34	1,330,000	1,404,160
Renown Regional Medical Center Project, Series A, Refunding	5.000%	6/1/38	1,900,000	1,981,265
Public Finance Authority, WI, Retirement Communities Revenue, Acts Retirement Life Communities, Inc., Series A	5.000%	11/15/41	1,330,000	1,368,778
Public Finance Authority, WI, Revenue, The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	2,275,000	2,297,008
Public Finance Authority, WI, Student Housing Revenue:
PRG - Oxford Properties LLC Project, Series A, BAM	5.000%	7/1/45	1,000,000	1,032,910
PRG - Oxford Properties LLC Project, Series A, BAM	5.000%	7/1/50	2,250,000	2,273,292
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A, Moral Obligations	5.000%	4/1/48	9,110,000	9,235,739
Total Wisconsin				19,593,152

Total Municipal Bonds (Cost — $2,305,740,183)				2,293,044,663
Municipal Bonds Deposited in Tender Option Bond Trusts(i) — 5.1%
Alabama — 0.3%

Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Series C	5.000%	5/1/55	8,000,000	8,462,795
New York — 4.8%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	17,015,000	17,893,365
Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	11,695,000	12,273,863
New York State Dormitory Authority, State Personal Income Tax Revenue:
Series A, Refunding	4.000%	3/15/41	25,000,000	25,020,125
Series A, Refunding	4.000%	3/15/45	25,000,000	24,098,813
New York State Urban Development Corp.:
State Sales Tax Revenue, Series A	5.000%	3/15/48	30,000,000	31,220,813
State Sales Tax Revenue, Series A	5.000%	3/15/49	4,200,000	4,356,626
Total New York				114,863,605

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $122,870,371)				123,326,400
Total Investments before Short-Term Investments (Cost — $2,428,610,554)				2,416,371,063

Short-Term Investments — 0.6%
Municipal Bonds — 0.6%
California — 0.0%††

Regents of the University of California, CA, General Revenue, Series AL-3, Refunding	2.300%	5/15/48	100,000	100,000 (j)(k)
Colorado — 0.0%††

University of Colorado Hospital Authority Revenue, Series C, Refunding, SPA - TD Bank N.A.	2.800%	11/15/39	355,000	355,000 (j)(k)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — 0.0%††

Highlands County, FL, Health Facilities Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated Group, Series I-2, Refunding	1.520%	11/15/32	$800,000	$800,000 (j)(k)
Georgia — 0.0%††

Bartow County, GA, Development Authority Revenue, Solid Waste Disposal Facility, Georgia Power Company Plant Bowen Project	2.930%	11/1/62	100,000	100,000 (c)(j)(k)
Illinois — 0.1%
Illinois State Finance Authority Revenue:
University of Chicago Medical Center, Series B, LOC - TD Bank N.A.	2.800%	8/1/44	1,400,000	1,400,000 (j)(k)
University of Chicago Medical Center, Series D-1, LOC - TD Bank N.A.	2.800%	8/1/43	300,000	300,000 (j)(k)
Total Illinois				1,700,000
Maryland — 0.1%
Maryland State Health & Higher EFA Revenue:
The Johns Hopkins Health System, Series A, Refunding, LOC - TD Bank N.A.	2.750%	6/1/48	1,300,000	1,300,000 (j)(k)
University of Maryland Medical System, Series D, Refunding, LOC - TD Bank N.A.	2.800%	7/1/41	300,000	300,000 (j)(k)
Total Maryland				1,600,000
Massachusetts — 0.0%††
Massachusetts State DFA Revenue, Children Hospital Issue, Series U-1, Refunding, LOC - TD Bank N.A.	2.800%	3/1/48	100,000	100,000 (j)(k)
Massachusetts State HEFA Revenue, Baystate Medical Center, Series J-2, Refunding, LOC - TD Bank N.A.	2.800%	7/1/44	300,000	300,000 (j)(k)
Total Massachusetts				400,000
Mississippi — 0.0%††
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	2.850%	12/1/30	400,000	400,000 (j)(k)
Chevron USA Inc. Project, Series G	2.850%	11/1/35	335,000	335,000 (j)(k)
Total Mississippi				735,000
New Jersey — 0.0%††

New Jersey State EFA Revenue, Institute for Advanced Study, Series B, Refunding, SPA - TD Bank N.A.	1.600%	7/1/31	100,000	100,000 (j)(k)
New Mexico — 0.2%

New Mexico State Hospital Equipment Loan Council, Hospital System Revenue, Presbyterian Health Care Services, Series B, Refunding, SPA - JPMorgan Chase & Co.	2.850%	8/1/34	3,800,000	3,800,000 (j)(k)
New York — 0.1%
MTA, NY, Dedicated Tax Fund Revenue, Series A-1, Refunding, LOC - TD Bank N.A.	2.800%	11/1/31	290,000	290,000 (j)(k)
MTA, NY, Transportation Revenue, Series E-1, LOC - Barclays Bank PLC	2.850%	11/15/50	475,000	475,000 (j)
New York City, NY, GO, Subseries D-4, LOC - TD Bank N.A.	2.800%	8/1/40	210,000	210,000 (j)(k)
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Subseries A-4, SPA - JPMorgan Chase & Co.	2.850%	8/1/45	100,000	100,000 (j)(k)
New York State HFA Revenue, 363 West 30th Street Housing, Series A, LIQ - FHLMC, LOC - FHLMC	1.690%	11/1/32	500,000	500,000 (c)(j)(k)
Total New York				1,575,000
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2026 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ohio — 0.0%††

Franklin County, OH, Hospital Revenue, Nationwide Children’s Hospital Project, Series B, Refunding, SPA - JPMorgan Chase & Co.	2.850%	11/1/42	$400,000	$400,000 (j)(k)
Pennsylvania — 0.0%††
Pennsylvania State HFA, Single Family Mortgage Revenue, Series B, SPA - TD Bank N.A.	1.600%	10/1/50	200,000	200,000 (j)(k)
Philadelphia, PA, Authority for IDR, The Children’s Hospital of Philadelphia Project, Series B-1, SPA - JPMorgan Chase & Co.	2.820%	7/1/54	100,000	100,000 (j)(k)
Total Pennsylvania				300,000
Texas — 0.1%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Series 2, LOC - TD Bank N.A.	1.600%	10/1/45	655,000	655,000 (j)(k)
Texas State, GO, Veterans Bonds, Series B, SPA - State Street Bank & Trust Co.	1.700%	12/1/42	195,000	195,000 (j)(k)
Total Texas				850,000
Utah — 0.0%††

Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	2.800%	5/15/58	300,000	300,000 (j)(k)
Wisconsin — 0.0%††
University of Wisconsin Hospitals & Clinics Authority Revenue, Series B, Refunding, SPA - JPMorgan Chase & Co.	2.850%	4/1/48	200,000	200,000 (j)(k)

Total Short-Term Investments (Cost — $13,315,000)				13,315,000
Total Investments — 101.6% (Cost — $2,441,925,554)				2,429,686,063
TOB Floating Rate Notes — (2.8)%				(66,595,000)
Other Assets in Excess of Other Liabilities — 1.2%				28,679,750
Total Net Assets — 100.0%				$2,391,770,813

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)	The coupon payment on this security is currently in default as of May 31, 2026.
(g)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(j)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset Managed Municipals Fund
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EDR	—	Economic Development Revenue
EFA	—	Educational Facilities Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
HFC	—	Housing Finance Commission
HUD	—	Housing & Urban Development
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PCR	—	Pollution Control Revenue
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
PSF	—	Permanent School Fund
SD	—	School District
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TCRS	—	Transferable Custodial Receipts
TFA	—	Transitional Finance Authority
USD	—	Unified School District
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Managed Municipals Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds†	—	$2,293,044,657	$6	$2,293,044,663
Municipal Bonds Deposited in Tender Option Bond Trusts	—	123,326,400	—	123,326,400
Total Long-Term Investments	—	2,416,371,057	6	2,416,371,063
Short-Term Investments†	—	13,315,000	—	13,315,000
Total Investments	—	$2,429,686,057	$6	$2,429,686,063

†	See Schedule of Investments for additional detailed categorizations.

Western Asset Managed Municipals Fund 2026 Quarterly Report